Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit loss on trade accounts receivable current	$ 12,975	$ 10,795
Common stock, shares issued	71,246	70,099
Common stock, shares outstanding	71,246	70,099
Series A Redeemable Non Convertible Preferred Stock [Member]
Temporary equity, shares authorized	150,000
Temporary equity shares issued	150,000
Temporary equity shares outstanding	150,000
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity, shares authorized	50,000
Temporary equity shares issued	50,000
Temporary equity shares outstanding	50,000